Long-term Borrowings	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Long-term Borrowings
24.	Long-term Borrowings

Bank or agent bank	Durations	December 31, 2018	December 31, 2019
		(in thousands)
Syndicated loans:
Bank of Taiwan and others	From Feb. 2019 to Feb. 2024	$-	42,000,000
Bank of Taiwan and others	From Mar. 2019 to Apr. 2023	-	23,000,000
Bank of Taiwan and others	From May 2017 to May 2022	10,000,000	10,000,000
Bank of Taiwan and others	From Apr. 2016 to Apr. 2019	36,175,000	-
Bank of Taiwan and others	From Feb. 2015 to Feb. 2019	5,912,000	-
Bank of Taiwan and others	From Jul. 2018 to Oct. 2019	210,000	-
First Commercial Bank and others	From Feb. 2016 to Jan. 2019	1,775,236	-
Bank of China and others	From Nov. 2015 to Nov. 2023	27,743,519	21,500,826
Unsecured loans	From Apr. 2017 to Aug. 2023	2,976,158	8,050,310
Secured loans	From Apr. 2017 to Apr. 2032	1,990,175	7,671,932
		86,782,088	112,223,068
Less: transaction costs		(476,770)	(254,676)
		86,305,318	111,968,392
Less: current portion		(29,595,931)	(9,535,198)
		$56,709,387	102,433,194
Unused credit facilities		$79,933,812	32,265,575
Interest rate range		1.07%~ 6.32%	1.00%~ 5.43%

The Company entered into the aforementioned long-term loan arrangements with banks and financial institutions to finance capital expenditures for purchase of machinery and equipment, and to fulfill working capital, as well as to repay the matured debts. A commitment fee is negotiated with the leading banks of syndicated loans, and is calculated based on the committed-to-withdraw but unused balance, if any. No commitment fees were paid for the year ended December 31, 2019.

These credit facilities contain covenants that require the Company to maintain certain financial ratios, calculating based on the Company’s annual consolidated financial statements prepared in accordance with Taiwan Financial Reporting Standards, such as current ratio (defined as current assets divided by current liabilities excluding current portion of long-term debt and payable for equipment and construction), leverage ratio (calculated as the sum of short-term borrowings plus current portion of long-term debt and long-term debt to consolidated tangible net worth), interest coverage ratio, tangible net worth and others as specified in the loan agreements.

As of December 31, 2018 and 2019, the Company complied with all financial covenants required under each of the loan agreements.

Refer to note 41 for detailed information of exposures to interest rate, currency, and liquidity risks. Refer to note 44 for assets pledged as collateral to secure the aforementioned long-term borrowings.